Long-Term Investment (Details)	1 Months Ended
	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Long-Term Investment (Details) [Line Items]
Stockholders percentage	4.10%	4.10%
Amount paid to shareholders			$ 4,598,861	¥ 31,583,140
Zhejiang Kangyuan [Member]
Long-Term Investment (Details) [Line Items]
Equity interest percentage	3.40%	3.40%
Long-Term Debt [Member]
Long-Term Investment (Details) [Line Items]
Stockholders percentage	1.80%	1.80%
Long-Term Debt [Member] | Zhejiang Kangyuan [Member]
Long-Term Investment (Details) [Line Items]
Equity interest percentage	18.00%	18.00%
Business Combination [Member]
Long-Term Investment (Details) [Line Items]
Total consideration	$ 4,717,805	¥ 32,400,000
Percentage of voting rights	2.20%	2.20%